Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing operations
Sales	£ 4,513	£ 4,552	£ 4,468
Cost of goods sold	(2,066)	(2,093)	(1,981)
Gross profit	2,447	2,459	2,487
Operating expenses	(2,202)	(2,480)	(2,107)
Other net gains and losses	128	(25)	13
Impairment of intangible assets		(2,548)	(849)
Share of results of joint ventures and associates	78	97	52
Operating (loss)/profit	451	(2,497)	(404)
Finance costs	(110)	(97)	(100)
Finance income	80	37	71
Profit/(loss) before tax	421	(2,557)	(433)
Income tax	(13)	222	81
Profit/(loss) for the year from continuing operations	408	(2,335)	(352)
Profit for the year from discontinued operations			1,175
Profit/(loss) for the year	408	(2,335)	823
Attributable to:
Equity holders of the company	406	(2,337)	£ 823
Non-controlling interest	£ 2	£ 2
Earnings per share/(loss) from continuing and discontinued operations attributable to equity holders of the company during the year (expressed in pence per share)
- basic	£ 0.499	£ (2.868)	£ 1.012
- diluted	0.499	(2.868)	1.012
Earnings per share/(loss) from continuing operations attributable to equity holders of the company during the year (expressed in pence per share)
- basic	0.499	(2.868)	(0.433)
- diluted	£ 0.499	£ (2.868)	£ (0.433)